SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Options granted using Black-Scholes option-pricing model
Expected dividend yield	0.00%	0.00%
Minimum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	2.80%	0.96%
Expected life (years)	6 years 1 month 17 days	6 years
Volatility	64.80%	37.40%
Fair value of options at grant date per share	$ 7.98	$ 4.02
Maximum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	2.88%	1.06%
Expected life (years)	6 years 6 months 25 days	6 years 6 months
Volatility	68.40%	58.30%
Fair value of options at grant date per share	$ 8.83	$ 74.82